Note 15 - Contingently Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Contingently redeemable noncontrolling interests
$
Balance as of December 31, 2019	-
Issuance	5,196

Balance as of December 31, 2020	5,196
Accretion to redemption value	258

Balance as of December 31, 2021	5,454
Issuance	3,763
Accretion to redemption value	1,857

Balance as of December 31, 2022	11,074